Commitments and Contingencies (Additional Information) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) ft²	Sep. 30, 2023 USD ($)	May 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 27,150			$ 2,024
Operating lease liability	33,207
Lease rental payments	$ 66,416
Weighted average remaining lease term	10 years
Weighted average remaining lease discount rate	11.20%
Loss contingency accrual	$ 0
OKS Facility [Member]
Lessee, Lease, Description [Line Items]
Lease area of land | ft²	22,561
Lease expiration date	Oct. 20, 2023
Cummings Park Sublease [Member]
Lessee, Lease, Description [Line Items]
Lease area of land | ft²	18,148
Lease expiration date	Jul. 31, 2024
60 First Street Lease [Member]
Lessee, Lease, Description [Line Items]
Lease remaining terms	10 years
Lease area of land | ft²	50,453
Operating lease right-of-use assets			$ 26,800
Operating lease liability			26,800
Lease rental payments			62,100
Lessee, Operating Lease, Remaining Lease Term	10 years
Tenant improvement allowance	$ 13,100		$ 13,100
Tenant improvement allowance utilized	$ 2,300
Future minimum lease payments receivable		$ 10,800